PAYABLE FOR SALES INCENTIVE (Details) $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($) shares
Payable for Sales Incentive
Payable for sales incentive	$ 1,638
Dealership Operators
Payable for Sales Incentive
Shares issued as consideration | shares	5,585,645
Selling expenses	$ 1,638
Payable for sales incentive	$ 1,638